UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21919

T. Rowe Price Limited Duration Inflation Focused Bond Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  May 31

Date of reporting period:  November 30, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
November 30, 2022
SemiAnnual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRBFX Limited Duration Inflation
Focused Bond Fund –
.
TRLDX Limited Duration Inflation
Focused Bond Fund–
.
I  Class
TRPZX Limited Duration Inflation
Focused Bond Fund–
.
Z Class

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund
HIGHLIGHTS
The Limited Duration Inflation Focused Bond Fund recorded a negative return over the six-month period ended November 30, 2022, and underperformed the
Bloomberg U.S. 1–5 Year Treasury TIPS Index.
Treasury inflation protected securities (TIPS) underperformed nominal Treasuries during the period as inflation expectations moderated and nominal Treasury yields increased to a lesser extent than real (inflation-adjusted) Treasury yields.
The fund’s TIPS and inflation-linked holdings detracted from relative results, while our non-TIPS sector positioning produced mixed results.
With recent inflation reports declining faster than anticipated, we believe the
Federal Reserve will be forced to pause rate hikes and potentially cut interest rates sooner than the market expects.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund
Market Commentary

Dear Shareholder
Global stock markets generally produced negative returns during the first half of your fund’s fiscal year, the six-month period ended November 30,
2022, while rising bond yields weighed on returns for fixed income investors.
Investors contended with tightening financial conditions and slowing economic and corporate earnings growth, but hopes that persistently high inflation might be easing helped spark a rally late in the period that partially offset earlier losses.
In the U.S., equity results were mixed. The Dow Jones Industrial Average recorded positive results and mid-cap growth stocks also performed well, while most other benchmarks finished in negative territory. The S&P 500
Index was modestly negative for the period, but results varied widely at the sector level, with industrials and energy shares delivering strong gains while communication services stocks struggled. Outside the U.S., most major country and regional benchmarks lost ground. Emerging markets stocks generally underperformed shares in developed markets. Meanwhile, the U.S. dollar strengthened versus most currencies during the period, which weighed on returns for U.S. investors in international securities.
Elevated inflation remained a leading concern for investors throughout the period, although hopes that inflation may have peaked led to rallies during the summer and again in November. The October consumer price index report, which was released in mid-November, was better than expected and showed price increases easing from recent 40-year highs. However, the 7.7% year-over-
year increase in the headline inflation number remained well above the Fed’s
2% target.
In response to the high inflation readings, global central banks continued
to tighten monetary policy, and investors focused on communications from central bank officials on how high rates would have to go. The Federal Reserve delivered four historically large 75-basis-point (0.75 percentage point) rate hikes during the period, which lifted its short-term lending benchmark to a target range of 3.75% to 4.00% by early November, the highest level since 2008.
As our reporting period came to an end, Fed officials signaled that they were likely to dial back the pace of rate increases.
Bond yields increased considerably across the Treasury yield curve as the
Fed tightened monetary policy, with the yield on the benchmark 10-year U.S.
Treasury note climbing from 2.85% at the start of the period to 3.68% at the end of November. Significant inversions in the Treasury curve, which are often considered a warning sign of a coming recession, occurred during the period

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

as shorter-maturity Treasuries experienced the largest yield increases. The sharp increase in yields led to generally negative results across the fixed income market as bond prices and yields move in opposite directions.
On a positive note, the U.S. jobs market remained resilient during the period, and overall economic growth turned positive in the third quarter after two slightly negative quarters. However, recession fears also grew as corporate earnings slowed and manufacturing gauges drifted toward contraction levels. In addition, the housing market began to weaken as mortgage rates climbed to the highest level in more than 20 years.
The past year has been a trying time for investors as few sectors remained untouched by the broad headwinds that markets faced, and volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, valuations have become more attractive across many market sectors during the downturn, which provides potential opportunities for selective investors focused on fundamentals.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks a level of income that is consistent with the current rate of inflation.
FUND COMMENTARY
How did the fund perform in the past six months?
The Limited Duration Inflation Focused Bond Fund returned -4.07% for the six months ended November 30, 2022, underperforming its benchmark, the
Bloomberg U.S. 1–5 Year Treasury TIPS Index. (Returns for I and Z Class
shares may vary, reflecting their different fee structures. Past performance cannot guarantee future results . )
What factors influenced the fund’s performance?
Short-term U.S. Treasury inflation protected securities (TIPS) produced negative absolute results for the period due to an increase in real (inflation-
adjusted) Treasury yields. The sector underperformed nominal Treasuries of a similar duration as inflation expectations moderated and nominal Treasury yields increased to a lesser extent than real Treasury yields. Shorter-maturity
TIPS outperformed TIPS with longer maturities as their lower duration left them less exposed to rising real yields. (Duration measures a bond’s or a bond fund’s sensitivity to changes in interest rates.)
Inflation measures
remained elevated during
the period, although there
were signs that inflation
was moderating. For the 12
months ended in November,
the headline consumer price
index (CPI) rose 7.1%, its
smallest increase in 2022. The
core personal consumption
expenditures (PCE) price
index, the Fed’s preferred
inflation gauge, came in at
5.0% in October, down from 5.2% in September but still well above the central bank’s 2% inflation target.
PERFORMANCE COMPARISON
Six-Month Period Ended 11/30/22 Total Return
Limited Duration Inflation Focused Bond
Fund –
.
-4.07%
Limited Duration Inflation Focused Bond
Fund–
.
I  Class -3.76
Limited Duration Inflation Focused Bond
Fund–
.
Z Class -3.63
Bloomberg U.S. 1–5 Year Treasury TIPS
Index -3.29

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Five-year break-even spreads, which are a measure of the market’s inflation expectations, declined from 2.96% at the start of the period to 2.41% by the end of November. Falling oil prices over the summer, signs of slowing economic growth, and better-than-expected inflation data late in the period all contributed to the moderation in the inflation outlook.
In this environment, the portfolio’s allocation to TIPS and inflation swaps detracted from relative results after oil prices and break-even spreads started to fall. We use inflation-linked derivatives such as inflation swaps to adjust the portfolio’s overall inflation sensitivity and maintain exposure to rising inflation when investing in non-inflation-linked assets.
Interest rate management weighed on the fund’s performance. Our bias toward a flattening of the yield curve in June and July worked against us. However, our short average duration position relative to the benchmark was a positive factor as yields increased across the Treasury curve.
Our out-of-benchmark positions had a largely neutral impact on relative performance. We reestablished a position in agency mortgage-backed securities
(MBS) in September after eliminating exposure earlier in the year as valuations approached more attractive levels; however, our timing was premature as the sector experienced a significant downturn in October, driven by interest rate volatility and poor liquidity. We also added to investment-grade (IG) corporate bonds as credit spreads widened, and this proved beneficial for the portfolio as the sector rallied amid improving risk sentiment.
How is the fund positioned?
TIPS made up about 84% of the fund’s net assets at the end of the reporting period, down from 89% six months ago. Within the TIPS sector, we shifted from an overweight to shorter-maturity TIPS (with maturities of three years or less) and added to five-year maturities. In our view, income generation at the front end was no longer likely to offset downward pressure on break-evens from falling commodity prices and other factors.
We made tactical adjustments to our non-TIPS allocations during the period in response to changing valuations in the market and our risk outlook. We reestablished small positions in IG corporates and agency MBS that we had largely eliminated early in the year as these sectors traded at more attractive valuations during the market dislocations that occurred in August and
September. However, we largely closed out these positions in October and
November. The IG corporate addition was well timed, and we exited the position after credit spreads tightened.

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Within the securitized credit sectors, we eliminated exposure to commercial mortgage-backed securities and collateralized loan obligations where fundamental concerns are increasing amid slowing economic growth. That said, we maintained the portfolio’s exposure to non-agency residential mortgage-backed securities and selectively added to high-quality asset-backed securities where we have found attractive risk-adjusted opportunities. Our out-of-benchmark positioning is consistent with our investment process of using short-term, high-quality non-TIPS sectors to add yield to the portfolio in periods when we expect inflation to moderate.
Near the end of the
period, we established a
small position in nominal
Treasuries, which we believe
may be beneficial as inflation
and economic growth
cool. This position could
also help provide liquidity
to take advantage of any
opportunities that arise
during market volatility.
In terms of interest rate
management, we adjusted our
duration positioning during
the period in response to
changes in economic data.
We finished the period with
a modestly long duration
posture relative to the
benchmark as the outcome of
the November Fed meeting
along with better-than-
expected CPI and slowing
economic data appeared
to limit the risk of further
upside moves in yields in the
near term.
The fund uses derivatives to manage exposure to changes in break-even rates and interest rates as well as to manage positioning on the yield curve. During the six-month period, our interest rate derivatives position detracted from absolute results.
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
* U.S. Treasury securities are issued by the U.S.
Treasury and are backed by the full faith and credit
of the U.S. government. The ratings of U.S. Treasury
securities are derived from the ratings on the U.S.
government.
CREDIT QUALITY DIVERSIFICATION
Limited Duration Inflation Focused Bond Fund

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

What is portfolio management’s outlook?
With the Fed tightening into a slowing economy, we see a high likelihood of a policy-driven U.S. recession in 2023. This forecast is underpinned by a contraction in the housing sector and significant headwinds to consumer spending from a softer labor market, still-high inflation, and eroded savings buffers.
With recent inflation reports declining faster than anticipated, we believe the
Federal Reserve will be forced to pause rate hikes and potentially cut interest rates sooner than the market expects. The pace at which inflation data have declined of late signals that demand is quickly eroding.
Besides short-term factors, investors should remember that an investment in
TIPS can potentially help preserve real value in their portfolios over longer time periods; even low inflation can erode purchasing power. We will remain disciplined in our investment approach and use the firm’s broad credit and interest rate research capabilities to add securities with attractive valuations to the portfolio.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

RISKS OF INVESTING IN THE FUND
Bonds are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates, and credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price.
During periods of extremely low or negative interest rates, the fund may not be able to maintain a positive yield or yields on par with historical levels. However, because most of the fund’s holdings typically have an inflation adjustment feature, the fund should have less overall interest rate risk (but also a lower yield) than a traditional bond fund with a similar weighted average maturity.
When inflation is negative or concerns over inflation are low, the value and income of the fund’s investments in inflation-linked securities could fall and result in losses for the fund. During some extreme environments, the quoted yield to maturity on an inflation-linked security may be negative. This may reflect that the rate of inflation is anticipated to be higher than the quoted yield to maturity of the bond or that market participants are willing to pay a premium to receive inflation protection.
The fund’s investments in foreign securities may be adversely affected by political, social, and economic conditions overseas; reduced liquidity; or
decreases in foreign currency values relative to the U.S. dollar.
BENCHMARK INFORMATION
Note: Bloomberg
®
and the Bloomberg U.S. 1–5 Year Treasury TIPS Index are
service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg
Index Services Limited (“BISL”), the administrator of the index (collectively,
“Bloomberg”) and have been licensed for use for certain purposes by T. Rowe
Price. Bloomberg is not affiliated with T. Rowe Price, and Bloomberg does not approve, endorse, review, or recommend its products. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.
Note: Copyright © 2022 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: © 2022, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
Note: Copyright © 2022, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings ("Content") in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
("Content Providers") do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
LIMITED DURATION INFLATION FOCUSED BOND FUND
Note: Performance for the I and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 11/30/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Limited Duration Inflation
Focused Bond Fund –
.
-4.59% 2.35% 1.11% – –
Limited Duration Inflation
Focused Bond Fund–
.
I  Class -4.35 2.55 – 2.12% 9/29/15
Limited Duration Inflation
Focused Bond Fund–
.
Z  Class -4.03 – – 3.50 3/16/20
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Limited Duration Inflation Focused Bond Fund 0.49%
Limited Duration Inflation Focused Bond Fund–I Class 0.34
Limited Duration Inflation Focused Bond Fund–Z Class 0.34
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
LIMITED DURATION INFLATION FOCUSED BOND FUND
Beginning
Account Value
6/1/22
Ending
Account Value
11/30/22
Expenses Paid
During Period*
6/1/22 to 11/30/22
Investor Class
Actual $1,000.00 $959.30 $2.21
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.81   2.28
I Class
Actual   1,000.00   962.40   1.48
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.56   1.52
Z Class
Actual   1,000.00   963.70   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.07   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.45%, the
2
I Class
was 0.30%, and the
3
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

QUARTER-END RETURNS
Periods Ended 9/30/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Limited Duration Inflation
Focused Bond Fund –
.
-5.37% 2.07% 0.99% – –
Limited Duration Inflation
Focused Bond Fund–
.
I  Class -5.40  2.21  – 1.93% 9/29/15
Limited Duration Inflation
Focused Bond Fund–
.
Z  Class -4.89  – – 3.08  3/16/20
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
2
I and
3
Z Class shares, 1-800-638-8790 .
This table provides returns through the most recent calendar quarter-end rather than through the end of the fund’s fiscal period. It shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.
Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
NET ASSET VALUE
Beginning of period $ 5 .21 $ 5 .39 $ 5 .02 $ 4 .99 $ 4 .97 $ 5 .03
Investment activities
Net investment
income
(1)(2)
0 .16 0 .30 0 .10 0 .10 0 .10 0 .09
Net realized and
unrealized gain/loss ( 0 .37 ) ( 0 .22 ) 0 .33 0 .03 0 .05 ( 0 .07 )
Total from
investment activities ( 0 .21 ) 0 .08 0 .43 0 .13 0 .15 0 .02
Distributions
Net investment
income ( 0 .27 ) ( 0 .21 ) ( 0 .01 ) ( 0 .04 ) ( 0 .04 ) —
(3)
Net realized gain — ( 0 .05 ) ( 0 .05 ) ( 0 .06 ) ( 0 .09 ) ( 0 .08 )
Total distributions ( 0 .27 ) ( 0 .26 ) ( 0 .06 ) ( 0 .10 ) ( 0 .13 ) ( 0 .08 )
NET ASSET VALUE
End of period $ 4 .73 $ 5 .21 $ 5 .39 $ 5 .02 $ 4 .99 $ 4 .97

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
Ratios/Supplemental Data
Total return
(2)(4)
( 4 .07 ) % 1 .49% 8 .55% 2 .63% 3 .06% 0 .49%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates
(5)
0 .53%
(6)
0 .49% 0 .48% 0 .47% 0 .39% 0 .42%
Net expenses after
waivers/payments
by Price Associates 0 .45%
(6)
0 .41% 0 .39% 0 .39% 0 .39% 0 .42%
Net investment
income 6 .36%
(6)
5 .67% 1 .99% 1 .94% 2 .07% 1 .84%
Portfolio turnover rate 78 .3% 141 .0% 136 .7% 101 .8% 124 .6% 96 .5%
Net assets, end of
period (in millions) $175 $903 $982 $2,053 $7,078 $7,354
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
See Note 6. Prior to 5/31/20, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.
(6)
Annualized

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
NET ASSET VALUE
Beginning of period $ 5 .24 $ 5 .42 $ 5 .03 $ 5 .01 $ 4 .98 $ 5 .04
Investment activities
Net investment
income
(1)(2)
0 .09 0 .35 0 .06 0 .11 0 .11 0 .11
Net realized and
unrealized gain/loss ( 0 .29 ) ( 0 .27 ) 0 .39 0 .02 0 .06 ( 0 .08 )
Total from
investment activities ( 0 .20 ) 0 .08 0 .45 0 .13 0 .17 0 .03
Distributions
Net investment
income ( 0 .35 ) ( 0 .21 ) ( 0 .01 ) ( 0 .05 ) ( 0 .05 ) ( 0 .01 )
Net realized gain — ( 0 .05 ) ( 0 .05 ) ( 0 .06 ) ( 0 .09 ) ( 0 .08 )
Total distributions ( 0 .35 ) ( 0 .26 ) ( 0 .06 ) ( 0 .11 ) ( 0 .14 ) ( 0 .09 )
NET ASSET VALUE
End of period $ 4 .69 $ 5 .24 $ 5 .42 $ 5 .03 $ 5 .01 $ 4 .98

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
Ratios/Supplemental Data
Total return
(2)(3)
( 3 .76 ) % 1 .41% 9 .00% 2 .56% 3 .40% 0 .51%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates
(4)
0 .39%
(5)
0 .34% 0 .41% 0 .35% 0 .26% 0 .27%
Net expenses after
waivers/payments
by Price Associates 0 .30%
(5)
0 .30% 0 .30% 0 .26% 0 .26% 0 .27%
Net investment
income 3 .56%
(5)
6 .47% 1 .15% 2 .11% 2 .21% 2 .11%
Portfolio turnover rate 78 .3% 141 .0% 136 .7% 101 .8% 124 .6% 96 .5%
Net assets, end of
period (in thousands) $913,418 $423,953 $233,124 $22,524 $1,412,546 $1,043,543
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
See Note 6. Prior to 5/31/20, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.
(5)
Annualized

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
3/16/20
(1)
Through
5/31/20 5/31/22 5/31/21
NET ASSET VALUE
Beginning of period $ 5 .22 $ 5 .40 $ 5 .01 $ 4 .90
Investment activities
Net investment income
(2)(3)
0 .14 0 .31 0 .13 0 .01
Net realized and unrealized gain/loss ( 0 .33 ) ( 0 .21 ) 0 .33 0 .11
Total from investment activities ( 0 .19 ) 0 .10 0 .46 0 .12
Distributions
Net investment income ( 0 .36 ) ( 0 .23 ) ( 0 .02 ) ( 0 .01 )
Net realized gain — ( 0 .05 ) ( 0 .05 ) —
Total distributions ( 0 .36 ) ( 0 .28 ) ( 0 .07 ) ( 0 .01 )
NET ASSET VALUE
End of period $ 4 .67 $ 5 .22 $ 5 .40 $ 5 .01
Ratios/Supplemental Data
Total return
(3)(4)
( 3 .63 ) % 1 .79% 9 .17% 2 .50%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by
Price Associates 0 .34%
(5)
0 .34% 0 .34% 0 .35%
(5)
Net expenses after waivers/payments by Price
Associates 0 .00%
(5)
0 .00% 0 .00% 0 .00%
(5)
Net investment income 5 .61%
(5)
5 .85% 2 .44% 0 .97%
(5)
Portfolio turnover rate 78 .3% 141 .0% 136 .7% 101 .8%
Net assets, end of period (in millions) $5,923 $8,537 $8,707 $5,430
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund
November 30, 2022 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 1.9%
Auto Backed 0.8%
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class C
1.06%, 8/18/26  4,965 4,640
Carvana Auto Receivables Trust
Series 2022-P1, Class A4
3.52%, 2/10/28  9,880 9,260
Enterprise Fleet Financing
Series 2022-4, Class A2
5.76%, 10/22/29  (1) 8,940 8,944
Ford Credit Auto Owner Trust
Series 2022-D, Class A3
5.27%, 5/17/27  9,940 9,939
Santander Drive Auto Receivables Trust
Series 2020-4, Class C
1.01%, 1/15/26  5,806 5,735
World Omni Auto Receivables Trust
Series 2022-D, Class A4
5.70%, 2/15/29  15,865 16,100
54,618
Other Asset-Backed Securities 1.0%
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33  (1) 1,927 1,811
CNH Equipment Trust
Series 2022-C, Class A3
5.15%, 4/17/28  9,835 9,833
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30  (1) 1,042 998
Hpefs Equipment Trust
Series 2022-3A, Class C
6.13%, 8/20/29  (1) 5,235 5,258
HPEFS Equipment Trust
Series 2021-2A, Class C
0.88%, 9/20/28  (1) 11,555 10,859
Mercedes-Benz Auto Receivables Trust
Series 2022-1, Class A3
5.21%, 8/16/27  14,045 14,054
Santander Retail Auto Lease Trust
Series 2022-A, Class B
1.61%, 1/20/26  (1) 6,005 5,550
Sierra Timeshare Receivables Funding
Series 2019-3A, Class A
2.34%, 8/20/36  (1) 1,652 1,549

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Verizon Master Trust
Series 2021-1, Class A
0.50%, 5/20/27  10,716 9,998
Verizon Master Trust
Series 2022-7, Class A1A, STEP
5.23%, 11/22/27  12,415 12,413
72,323
Student Loan 0.1%
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68  (1) 5,118 4,678
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A
0.97%, 12/16/69  (1) 5,496 4,541
9,219
Total Asset-Backed Securities (Cost $139,621) 136,160
CORPORATE BONDS 0.2%
Automotive 0.1%
Toyota Motor Credit, 4.40%, 9/20/24  6,950 6,905
6,905
Banking 0.1%
Bank of Montreal, Series H, 4.25%, 9/14/24  4,710 4,652
4,652
Total Corporate Bonds (Cost $11,658) 11,557
MUNICIPAL SECURITIES 0.6%
California 0.1%
California State Univ., Series B, 0.563%, 11/1/24  4,220 3,914
3,914
Colorado 0.0%
Denver City & County Airport System, Series C, 0.877%, 11/15/23  785 756
Denver City & County Airport System, Series C, 1.115%, 11/15/24  1,225 1,143
1,899
Georgia 0.0%
Atlanta Water & Wastewater, 0.407%, 11/1/23  670 644
Atlanta Water & Wastewater, 0.616%, 11/1/24  670 619
1,263
Illinois 0.3%
Illinois, Series A, GO, 2.84%, 10/1/23  20,095 19,736
19,736
Michigan 0.1%
Michigan Fin. Auth., Series A-1, 1.086%, 6/1/23  1,450 1,416

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Michigan Fin. Auth., Series A-1, 1.376%, 6/1/24  3,425 3,203
4,619
New York 0.0%
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series B, 1.61%, 12/1/22  715 715
715
Texas 0.0%
Dallas Area Rapid Transit, 0.397%, 12/1/22  670 670
Dallas Area Rapid Transit, 0.541%, 12/1/23  485 466
Dallas Area Rapid Transit, 0.761%, 12/1/24  380 351
1,487
West Virginia 0.1%
Tobacco Settlement Fin. Auth., Class 1 Senior Bonds, Series A,
1.193%, 6/1/23  2,000 1,956
Tobacco Settlement Fin. Auth., Class 1 Senior Bonds, Series A,
1.497%, 6/1/24  2,680 2,516
4,472
Total Municipal Securities (Cost $39,470) 38,105
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 3.8%
Home Equity Loans Backed 0.1%
Flagstar Mortgage Trust
Series 2021-5INV, Class A5, CMO, ARM
2.50%, 7/25/51  (1) 11,863 10,153
10,153
Whole Loans Backed 3.7%
Bayview MSR Opportunity Master Fund Trust
Series 2021-2, Class A5, CMO, ARM
2.50%, 6/25/51  (1) 11,064 9,407
COLT Funding
Series 2021-6, Class A1, CMO, ARM
1.907%, 12/25/66  (1) 18,415 15,117
Connecticut Avenue Securities
Series 2017-C02, Class 2ED3, CMO, ARM
1M USD LIBOR + 1.35%, 5.366%, 9/25/29  625 615
Connecticut Avenue Securities
Series 2017-C04, Class 2ED2, CMO, ARM
1M USD LIBOR + 1.10%, 5.116%, 11/25/29  9,610 9,381
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
1M USD LIBOR + 1.20%, 5.216%, 1/25/30  482 481
Connecticut Avenue Securities
Series 2017-C06, Class 1M2B, CMO, ARM
1M USD LIBOR + 2.65%, 6.666%, 2/25/30  5,729 5,696

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM
1M USD LIBOR + 0.85%, 4.866%, 10/25/30  10,234 10,055
Connecticut Avenue Securities
Series 2018-C03, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 4.866%, 10/25/30  641 633
Connecticut Avenue Securities Trust
Series 2022-R01, Class 1M1, CMO, ARM
SOFR30A + 1.00%, 4.521%, 12/25/41  (1) 10,471 10,282
CSMC Trust
Series 2021-RPL6, Class A1, CMO, ARM
2.00%, 10/25/60  (1) 9,629 8,405
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M1, CMO, ARM
3.648%, 12/25/46  (1) 897 857
Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM
3.50%, 11/25/57  (1) 843 764
Galton Funding Mortgage Trust
Series 2020-H1, Class A3, CMO, ARM
2.617%, 1/25/60  (1) 6,169 5,452
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
2.175%, 7/25/44  (1) 116 113
GS Mortgage-Backed Securities Trust
Series 2021-PJ6, Class A8, CMO, ARM
2.50%, 11/25/51  (1) 20,896 17,879
GS Mortgage-Backed Securities Trust
Series 2022-GR1, Class A5, CMO, ARM
2.50%, 6/25/52  (1) 23,789 20,334
JPMorgan Mortgage Trust
Series 2019-INV2, Class A3, CMO, ARM
3.50%, 2/25/50  (1) 878 802
MetLife Securitization Trust
Series 2017-1A, Class A, CMO, ARM
3.00%, 4/25/55  (1) 2,435 2,266
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM
3.75%, 3/25/57  (1) 6,826 6,387
Mill City Mortgage Loan Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 7/25/59  (1) 913 894
NYMT Loan Trust
Series 2022-CP1, Class A1, CMO
2.042%, 7/25/61  (1) 10,233 9,100
OBX Trust
Series 2019-EXP1, Class 1A3, CMO, ARM
4.00%, 1/25/59  (1) 1,304 1,227

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
‡
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M USD LIBOR + 0.90%, 4.944%, 10/25/59  (1) 1,112 1,061
OBX Trust
Series 2019-EXP3, Class 2A2, CMO, ARM
1M USD LIBOR + 1.10%, 5.144%, 10/25/59  (1) 1,010 966
OBX Trust
Series 2020-EXP1, Class 1A9, CMO, ARM
3.50%, 2/25/60  (1) 2,473 2,111
OBX Trust
Series 2020-EXP1, Class 2A1, CMO, ARM
1M USD LIBOR + 0.75%, 4.794%, 2/25/60  (1) 777 717
OBX Trust
Series 2020-INV1, Class A21, CMO, ARM
3.50%, 12/25/49  (1) 1,266 1,088
OBX Trust
Series 2022-NQM1, Class A1, CMO, ARM
2.305%, 11/25/61  (1) 8,771 7,351
Oceanview Mortgage Trust
Series 2022-1, Class A5, CMO, ARM
2.50%, 12/25/51  (1) 11,144 9,529
Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM
3.50%, 3/25/48  (1) 874 794
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48  (1) 763 714
Sequoia Mortgage Trust
Series 2018-CH3, Class A2, CMO, ARM
4.00%, 8/25/48  (1) 273 267
SG Residential Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
1.16%, 7/25/61  (1) 12,801 10,411
Structured Agency Credit Risk Debt Notes
Series 2022-DNA1, Class M1A, CMO, ARM
SOFR30A + 1.00%, 4.521%, 1/25/42  (1) 19,072 18,436
Structured Agency Credit Risk Debt Notes
Series 2022-DNA2, Class M1A, CMO, ARM
SOFR30A + 1.30%, 4.821%, 2/25/42  (1) 8,149 7,996
Structured Agency Credit Risk Debt Notes
Series 2022-DNA3, Class M1A, CMO, ARM
SOFR30A + 2.00%, 5.521%, 4/25/42  (1) 16,973 16,754
Structured Agency Credit Risk Debt Notes
Series 2022-DNA4, Class M1A, CMO, ARM
SOFR30A + 2.20%, 5.747%, 5/25/42  (1) 9,887 9,819
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1A, CMO, ARM
SOFR30A + 2.95%, 6.471%, 6/25/42  (1) 3,587 3,618

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56  (1) 626 615
Towd Point Mortgage Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 4/25/57  (1) 560 552
Towd Point Mortgage Trust
Series 2017-6, Class A1, CMO, ARM
2.75%, 10/25/57  (1) 7,826 7,438
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM
3.00%, 1/25/58  (1) 1,427 1,372
Towd Point Mortgage Trust
Series 2018-5, Class A1A, CMO, ARM
3.25%, 7/25/58  (1) 2,110 2,018
Verus Securitization Trust
Series 2021-3, Class A1, CMO, ARM
1.046%, 6/25/66  (1) 10,995 8,862
Wells Fargo Mortgage Backed Securities Trust
Series 2021-RR1, Class A3, CMO, ARM
2.50%, 12/25/50  (1) 9,118 8,002
256,638
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$296,978) 266,791
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 0.0%
U.S. Government Agency Obligations 0.0%
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.625%, 3.875%, 7/1/38  7 7
12M USD LIBOR + 1.961%, 2.461%, 2/1/33  — —
12M USD LIBOR + 1.987%, 2.299%, 2/1/34  1 1
12M USD LIBOR + 2.03%, 3.051%, 11/1/36  16 16
1Y CMT + 2.219%, 4.344%, 10/1/33  — —
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.34%, 1.59%, 12/1/35  4 4
12M USD LIBOR + 1.584%, 2.50%, 12/1/35  11 11
12M USD LIBOR + 1.671%, 2.046%, 2/1/33  — —
12M USD LIBOR + 1.689%, 2.743%, 7/1/34  1 1
12M USD LIBOR + 1.715%, 1.965%, 12/1/32  9 9
12M USD LIBOR + 1.715%, 3.965%, 10/1/32  6 5
12M USD LIBOR + 1.726%, 3.976%, 9/1/32  1 1
12M USD LIBOR + 1.77%, 2.145%, 12/1/35  1 1
12M USD LIBOR + 1.78%, 2.03%, 1/1/34  5 5
12M USD LIBOR + 1.83%, 3.174%, 8/1/38  8 8

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
‡
12M USD LIBOR + 1.853%, 4.103%, 8/1/38  5 5
12M USD LIBOR + 1.892%, 2.778%, 12/1/35  4 4
1Y CMT + 2.125%, 3.875%, 7/1/33  — —
ECOFC + 1.254%, 2.761%, 7/1/27  — —
Federal National Mortgage Assn., CMO, STEP, 5.11%, 1/25/32  — —
Federal National Mortgage Assn., UMBS, 7.00%, 10/1/23  — —
78
U.S. Government Obligations 0.0%
Government National Mortgage Assn.
8.50%, 7/15/24 - 6/20/27  18 18
Government National Mortgage Assn., CMO, 3.50%, 5/20/49  2,910 2,766
2,784
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $3,030) 2,862
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 85.0%
U.S. Treasury Obligations 85.0%
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/24  (2) 45,290 43,952
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/24  670,996 648,979
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/25  593,158 568,598
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/25  646,924 620,137
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26  282,764 268,228
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/26  96,952 92,226
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/26  648,462 615,735
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27  912,490 860,449
U.S. Treasury Inflation-Indexed Notes, 0.25%, 1/15/25  559,318 539,830
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27  200,947 191,904
U.S. Treasury Inflation-Indexed Notes, 0.50%, 4/15/24  166,887 162,715
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26  637,297 617,083
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/27  619,627 627,276
U.S. Treasury Notes, 4.125%, 11/15/32  (3) 100,675 104,608
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $6,222,194) 5,961,720
SHORT-TERM INVESTMENTS 7.1%
Money Market Funds 7.1%
T. Rowe Price Government Reserve Fund, 3.86%  (4)(5) 497,728 497,728
Total Short-Term Investments (Cost $497,728) 497,728

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SECURITIES LENDING COLLATERAL 0.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 3.86%  (4)(5) 40,610 40,610
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 40,610
Total Securities Lending Collateral (Cost $40,610) 40,610
Total Investments in Securities
99.2% of Net Assets
(Cost $7,251,289) $ 6,955,533
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$284,118 and represents 4.1% of net assets.
(2) At November 30, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(3) See Note 4 . All or a portion of this security is on loan at November 30, 2022.
(4) Seven-day yield
(5) Affiliated Companies

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

1M USD LIBOR One month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CMO Collateralized Mortgage Obligation
CPI Consumer Price Index
ECOFC Enterprise 11th District COFI Replacement Index
GO General Obligation
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

(Amounts in 000s)
SWAPS 1.6%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 1.2%
Zero-Coupon Inflation Swaps 1.2%
Bank of America, 3 Year Zero-Coupon
Inflation Swap Pay Fixed 1.600% at
maturity, Receive Variable (Change in CPI)
at maturity, 2/21/23 148,955 16,247 — 16,247
Citibank, 3 Year Zero-Coupon Inflation
Swap Pay Fixed 1.487% at maturity,
Receive Variable (Change in CPI) at
maturity, 2/26/23 84,383 9,490 — 9,490
Citibank, 3 Year Zero-Coupon Inflation
Swap Pay Fixed 1.592% at maturity,
Receive Variable (Change in CPI) at
maturity, 2/20/23 117,403 12,835 — 12,835
Citibank, 3 Year Zero-Coupon Inflation
Swap Pay Fixed 1.593% at maturity,
Receive Variable (Change in CPI) at
maturity, 2/18/23 66,385 7,224 — 7,224
Citibank, 3 Year Zero-Coupon Inflation
Swap Pay Fixed 1.596% at maturity,
Receive Variable (Change in CPI) at
maturity, 2/18/23 90,615 9,851 — 9,851
Goldman Sachs, 3 Year Zero-Coupon
Inflation Swap Pay Fixed 1.605% at
maturity, Receive Variable (Change in CPI)
at maturity, 2/21/23 122,539 13,347 — 13,347
UBS Investment Bank, 5 Year Zero-
Coupon Inflation Swap Pay Fixed 2.290%
at maturity, Receive Variable (Change in
CPI) at maturity, 6/5/23 201,300 16,878 12,316 4,562
Total Bilateral Zero-Coupon Inflation Swaps 12,316 73,556
Total Bilateral Swaps 12,316 73,556
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.4%
Zero-Coupon Inflation Swaps 0.4%
2 Year Zero-Coupon Inflation Swap Pay
Fixed 3.000% at Maturity, Receive Variable
(Change in CPI) at Maturity, 10/20/24 36,750 (174) — (174)

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
2 Year Zero-Coupon Inflation Swap Pay
Fixed 3.010% at Maturity, Receive Variable
(Change in CPI) at Maturity, 10/20/24 36,750 (179) 1 (180)
2 Year Zero-Coupon Inflation Swap Pay
Fixed 3.113% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/22/24 77,055 (477) — (477)
2 Year Zero-Coupon Inflation Swap Pay
Fixed 3.129% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/22/24 77,055 (502) — (502)
2 Year Zero-Coupon Inflation Swap Pay
Fixed 3.135% at maturity, Receive Variable
(Change in CPI) at maturity, 8/3/23 153,500 9,053 — 9,053
2 Year Zero-Coupon Inflation Swap Pay
Fixed 3.320% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/30/24 77,055 (1,006) — (1,006)
3 Year Zero-Coupon Inflation Swap Pay
Fixed 1.563% at maturity, Receive Variable
(Change in CPI) at maturity, 2/25/23 91,720 10,088 — 10,088
3 Year Zero-Coupon Inflation Swap Pay
Fixed 2.530% at Maturity, Receive Variable
(Change in CPI) at Maturity, 10/5/25 33,145 136 — 136
3 Year Zero-Coupon Inflation Swap Pay
Fixed 2.560% at Maturity, Receive Variable
(Change in CPI) at Maturity, 10/5/25 33,144 114 1 113
3 Year Zero-Coupon Inflation Swap Pay
Fixed 2.665% at Maturity, Receive Variable
(Change in CPI) at Maturity, 10/6/25 33,716 17 — 17
3 Year Zero-Coupon Inflation Swap Pay
Fixed 2.685% at Maturity, Receive Variable
(Change in CPI) at Maturity, 10/11/25 33,716 9 — 9
3 Year Zero-Coupon Inflation Swap Pay
Fixed 2.715% at Maturity, Receive Variable
(Change in CPI) at Maturity, 10/3/25 51,431 (56) 1 (57)
3 Year Zero-Coupon Inflation Swap Pay
Fixed 2.739% at Maturity, Receive Variable
(Change in CPI) at Maturity, 10/3/25 33,144 (59) — (59)
3 Year Zero-Coupon Inflation Swap Pay
Fixed 2.953% at maturity, Receive Variable
(Change in CPI) at maturity, 8/3/24 61,134 3,651 — 3,651

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
3 Year Zero-Coupon Inflation Swap Pay
Fixed 2.960% at maturity, Receive Variable
(Change in CPI) at maturity, 8/2/24 39,667 2,371 — 2,371
Total Centrally Cleared Zero-Coupon Inflation Swaps 22,983
Total Centrally Cleared Swaps 22,983
Net payments (receipts) of variation margin to date (21,358)
Variation margin receivable (payable) on centrally cleared swaps $ 1,625

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 205 U.S. Treasury Notes five year contracts 3/23 (22,257) $ (135)
Short, 1,737 U.S. Treasury Notes ten year contracts 3/23 (197,150) (598)
Long, 3,793 U.S. Treasury Notes two year contracts 3/23 778,928 2,091
Short, 153 Ultra U.S. Treasury Notes ten year
contracts 3/23 (18,307) (184)
Net payments (receipts) of variation margin to date (276)
Variation margin receivable (payable) on open futures contracts $ 898

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.86% $ — $ — $ 3,788++
Totals $ —# $ — $ 3,788+
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
11/30/22
T. Rowe Price Government
Reserve Fund, 3.86% $ 296,534  ¤   ¤ $ 538,338
Total $ 538,338^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $3,788 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $538,338.

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund
November 30, 2022 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $7,251,289) $ 6,955,533
Unrealized gain on bilateral swaps 73,556
Bilateral swap premiums paid 12,316
Cash 9,653
Interest receivable 5,502
Variation margin receivable on centrally cleared swaps 1,625
Receivable for shares sold 1,305
Due from affiliates 1,170
Variation margin receivable on futures contracts 898
Receivable for investment securities sold 433
Foreign currency (cost $1) 1
Other assets 71
Total assets 7,062,063
Liabilities
Obligation to return securities lending collateral 40,610
Payable for shares redeemed 7,847
Investment management fees payable 1,462
Payable to directors 3
Other liabilities 414
Total liabilities 50,336
NET ASSETS $ 7,011,727

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund
November 30, 2022 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (648,259)
Paid-in capital applicable to 1,501,021,471 shares of $0.00001 par value capital stock outstanding; 6,000,000,000 shares of the Corporation authorized 7,659,986
NET ASSETS $ 7,011,727
NET ASSET VALUE PER SHARE
Investor Class
($174,889,475 / 36,968,854 shares outstanding) $ 4.73
I Class
($913,418,445 / 194,714,081 shares outstanding) $ 4.69
Z Class
($5,923,419,482 / 1,269,338,536 shares outstanding) $ 4.67

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
11/30/22
Investment Income (Loss)
Income
    Interest $ 209,706
Dividend 3,788
Securities lending 235
Total income 213,729
Expenses
Investment management 12,853
Shareholder servicing
Investor Class $ 624
I Class 111 735
Prospectus and shareholder reports
Investor Class 11
I Class 1
Z Class 3 15
Custody and accounting 172
Registration 27
Legal and audit 18
Directors 10
Miscellaneous 21
Waived / paid by Price Associates (11,603)
Total expenses 2,248
Net investment income 211,481

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/22
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (302,575)
Futures (28,506)
Swaps 34,449
Options written (298)
Forward currency exchange contracts (4,354)
Foreign currency transactions (223)
Net realized loss (301,507)
Change in net unrealized gain / loss
Securities (183,930)
Futures 2,043
Swaps (38,264)
Options written (34)
Forward currency exchange contracts 7,023
Change in net unrealized gain / loss (213,162)
Net realized and unrealized gain / loss (514,669)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (303,188)

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
11/30/22
Year
Ended
5/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 211,481 $ 561,856
Net realized loss (301,507) (4,927)
Change in net unrealized gain / loss (213,162) (395,188)
Increase (decrease) in net assets from operations (303,188) 161,741
Distributions to shareholders
Net earnings
Investor Class (9,454) (50,607)
I Class (63,998) (11,190)
Z Class (425,351) (409,659)
Decrease in net assets from distributions (498,803) (471,456)
Capital share transactions
*
Shares sold
Investor Class 133,406 321,117
I Class 732,623 334,832
Z Class 234,326 2,117,861
Distributions reinvested
Investor Class 9,407 50,329
I Class 63,890 11,188
Z Class 425,351 409,653
Shares redeemed
Investor Class (822,786) (413,524)
I Class (235,138) (145,314)
Z Class (2,591,166) (2,434,541)
Increase (decrease) in net assets from capital share
transactions (2,050,087) 251,601

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/22
Year
Ended
5/31/22
Net Assets
Decrease during period (2,852,078) (58,114)
Beginning of period 9,863,805 9,921,919
End of period $ 7,011,727 $ 9,863,805
*Share information (000s)
Shares sold
Investor Class 26,078 60,135
I Class 145,799 63,068
Z Class 45,494 395,899
Distributions reinvested
Investor Class 1,989 9,590
I Class 13,622 2,120
Z Class 91,081 78,029
Shares redeemed
Investor Class (164,538) (78,242)
I Class (45,590) (27,329)
Z Class (502,498) (450,707)
Increase (decrease) in shares outstanding (388,563) 52,563

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Limited Duration Inflation Focused Bond Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks a level of income that is consistent with the current rate of inflation. The fund has three classes of shares:
the Limited Duration Inflation Focused Bond Fund (Investor Class), the Limited
Duration Inflation Focused Bond Fund–I Class (I Class), and the Limited Duration
Inflation Focused Bond Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to
I Class is reflected in the Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss.
Dividend income and capital gain distributions are recorded on the ex-dividend date.
Non-cash dividends, if any, are recorded at the fair market value of the asset received.
Proceeds from litigation payments, if any, are included in either net realized gain (loss)
or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly, except for distributions of inflation adjustments, if any, which are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

New Accounting Guidance The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.
These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 6,417,195 $ — $ 6,417,195
Short-Term Investments 497,728 — — 497,728
Securities Lending Collateral 40,610 — — 40,610
Total Securities 538,338 6,417,195 — 6,955,533
Swaps* — 111,310 — 111,310
Futures Contracts* 2,091 — — 2,091
Total $ 540,429 $ 6,528,505 $ — $ 7,068,934
Liabilities
Swaps* $ — $ 2,455 $ — $ 2,455
Futures Contracts* 917 — — 917
Total $ 917 $ 2,455 $ — $ 3,372
1
Includes Asset-Backed Securities, Corporate Bonds, Municipal Securities, Non-U.S.
Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed
Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2022, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of November 30, 2022, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Inflation derivatives
Bilateral Swaps and Premiums
,
Centrally
Cleared Swaps $ 111,310
Interest rate derivatives Futures 2,091
*
Total $ 113,401
*
Liabilities
Inflation derivatives Centrally Cleared Swaps $ 2,455
Interest rate derivatives Futures 917
Total $ 3,372
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of Assets and
Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2022, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 24,657 $ 24,657
Interest rate
derivatives (229) (298) (28,506) — — (29,033)
Foreign
exchange
derivatives — — — (4,354) — (4,354)
Credit
derivatives — — — — 9,792 9,792
Total $ (229) $ (298) $ (28,506) $ (4,354) $ 34,449 $ 1,062
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ (38,264) $ (38,264)
Interest rate
derivatives 120 (34) 2,043 — — 2,129
Foreign
exchange
derivatives — — — 7,023 — 7,023
Total $ 120 $ (34) $ 2,043 $ 7,023 $ (38,264) $ (29,112)
^ Options purchased are reported as securities.

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-
traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives)
may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs)
or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and
OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of November 30, 2022, securities valued at $19,151,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
The following table summarizes the fund’s OTC and bilateral derivatives at the reporting date by loss exposure to each counterparty after consideration of collateral, if any.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-
denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the
($000s)
Gross Value on
Statements of Assets
and Liabilities
Net amount
due (to)/from
Counterparty
or Exchange
Collateral
Pledged
(Received) by
Fund
Loss
Exposure,
After
Collateral* (not
less than $0)
Counterparty Assets Liabilities
Bank of America $ 16,247 $ — $ 16,247 $ (15,474) $ 773
Citibank 39,400 — 39,400 (69,610) —
Goldman Sachs 13,347 — 13,347 (12,329) 1,018
UBS Investment
Bank 16,878 — 16,878 (17,860) —
Total $ 85,872 $ —
* In situations such as counterparty default or bankruptcy, the fund may have further rights of offset against amounts due to or from the counterparty under other agreements.

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended November 30, 2022, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1%
of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended
November 30, 2022, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 13% and 29% of net assets.
Options  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses options to help manage such risk. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

market; to enhance income; as a cash management tool; or to adjust credit exposure.
Options are included in net assets at fair value, options purchased are included in
Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase.
The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values and interest rates; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended November 30, 2022, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 2% and 6% of net assets.
Swaps  The fund is subject to credit risk and Inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks.
The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying
Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the
Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of
Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2022, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 15% and 25% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations  The fund invests in collateralized loan obligations
(CLOs) which are entities backed by a diversified pool of syndicated bank loans.
The cash flows of the CLO can be split into multiple segments, called “tranches” or
“classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches.
Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations  The
fund enters into to-be-announced (TBA) purchase or sale commitments (collectively,
TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With
TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards.
The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling”
the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold.

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

To mitigate counterparty risk, the fund has entered into Master Securities Forward
Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of November 30, 2022, no collateral had been posted by the fund to counterparties for MSFTA Transactions. Collateral pledged by counterparties to the fund for MSFTA Transactions consisted of $618,000 cash as of November 30, 2022.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates
(IBOR). While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings will continue to be published until June 30, 2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges.
Any such effects could have an adverse impact on the fund's performance.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At November 30, 2022, the value of loaned securities was
$40,044,000, the value of cash collateral and related investments was $40,610,000.
Other  Purchases and sales of portfolio securities other than short-term and U.S.
government securities aggregated $468,871,000 and $636,913,000, respectively, for the six months ended November 30, 2022. Purchases and sales of U.S. government securities aggregated $5,285,361,000 and $7,834,947,000, respectively, for the six months ended
November 30, 2022.
NOTE 5 - FEDERAL INCOME TAXES
No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue
Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At November 30, 2022, the cost of investments (including derivatives, if any) for federal income tax purposes was $7,301,074,000. Net unrealized loss aggregated $235,512,000 at period-end, of which $109,515,000 related to appreciated investments and $345,027,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.05% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2022, the effective annual group fee rate was 0.29%. Effective August 1, 2017, Price Associates has contractually agreed, at least through September 30, 2023, to waive a portion of its management fee in order to limit the fund’s management fees to 0.25% of the fund’s average daily net assets. Thereafter, this agreement will automatically renew for one-
year terms unless terminated or modified by the fund’s Board. Any fees waived under this agreement are not subject to reimbursement to Price Associates by the fund. The total management fees waived were $3,153,000 and allocated ratably in the amounts of
$279,000 for the Investor Class, $197,000 for the I Class, and $2,677,000 for the Z Class,
for the six months ended November 30, 2022.
The I Class is subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the
I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the
I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended November 30, 2022 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $9,000 remain subject to repayment by the fund at November 30,
2022. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended
November 30, 2022, expenses incurred pursuant to these service agreements were
$50,000 for Price Associates and $162,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates have invested. As approved by the fund’s Board of
Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended November 30, 2022, the fund was charged $482,000 for shareholder servicing costs related to the college savings plans, of which $364,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At November 30, 2022,
approximately 75% of the outstanding shares of the I Class were held by college savings plans.
I Class Z Class
Expense limitation/I Class Limit 0.05% 0.00%
Expense limitation date 09/30/23 N/A
(Waived)/repaid during the period ($000s) $(8) $(8,442)

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At November 30, 2022, approximately 100% of the Z Class’s outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended
November 30, 2022, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

APPROVAL OF SUBADIVSORY AGREEMENT
At a meeting held on July 25, 2022 (Meeting), the fund’s Board of Directors (Board)
considered the initial approval of an investment subadvisory agreement (Subadvisory
Contract) that T. Rowe Price Associates, Inc. (Adviser), entered into with T. Rowe Price
International Ltd (Subadviser) on behalf of the fund. The Subadvisory Contract authorizes the Subadviser to have investment discretion with respect to all or a portion of the fund’s portfolio. The Board noted that the Subadvisory Contract will be substantially similar to other subadvisory agreements that are in place for other T. Rowe Price funds that delegate investment management responsibilities to affiliated investment advisers and that the Adviser will retain oversight responsibilities with respect to the fund. The Board also noted that the new subadvisory arrangement will not change the total advisory fees paid by the fund. However, under the Subadvisory Contract, the Adviser may pay the
Subadviser up to 60% of the advisory fees that the Adviser receives from the fund.
At the Meeting, the Board reviewed materials relevant to its consideration of the proposed Subadvisory Contract. Each year, the Board considers the continuation of the investment management agreement (Advisory Contract) between the fund and the
Adviser. The fund’s Advisory Contract was most recently approved by the Board at a meeting held on March 7–8, 2022 (March Meeting). A discussion of the basis for the
Board’s approval of the Advisory Contract is included in the fund’s annual shareholder report for the period ended May 31, 2022. The factors considered by the Board at the Meeting in connection with approval of the proposed Subadvisory Contract were substantially similar to the factors considered at the March Meeting in connection with the approval to continue the Advisory Contract. The independent directors were assisted in their evaluation of the Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
Following discussion at the Meeting, the Board, including all of the fund’s independent directors, approved the Subadvisory Contract between the Adviser and Subadviser on behalf of the fund. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the Subadvisory Contract effective September 1, 2022.

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
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RETIREMENT
IRAs: Traditional, Roth,
Rollover/Transfer, or
Brokerage
Small Business Plans
help minimize taxes,
maximize savings
T. Rowe Price
®
ActivePlus Portfolios
1
for online investing
powered by experts
GENERAL INVESTING
Individual or Joint
Tenant
Brokerage
2
offers
access to stocks, ETFs,
bonds, and more
Gifts and transfers to a
child (UGMA/UTMAs)
Trust
Transfer on Death
COLLEGE SAVINGS
T. Rowe Price-managed
529 plans offer tax-
advantaged solutions
for families saving
money for college
tuition and education-
related expenses
Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
2
Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
202301-2568451
F161-051 1/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Limited Duration Inflation Focused Bond Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 19, 2023